Cover	Feb. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2021
Entity File Number	0-52423
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Entity Tax Identification Number	61-1088522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 South Grand Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	593-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false